Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax [line items]
Temporary differences associated with investments in subsidiaries		$ 3,500,000
Global minimum income tax expense for the current period	$ 247,412	$ 113,505
Cayman Island Subsidiaries [Member]
Income tax [line items]
Global minimum income tax expense for the current period	$ 247,000